UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: June 30th

Date of reporting period: SEPTEMBER 30, 2010 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund (Formerly Allianz CCM Capital Appreciation Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 16.5%
Amazon.com, Inc.*	79,480	$12,483,129
Bed Bath & Beyond, Inc.*	239,540	10,398,431
Coach, Inc.	220,460	9,470,961
Comcast Corp., Class A	428,810	7,752,885
DIRECTV, Class A*	259,990	10,823,384
Ford Motor Co.*	781,250	9,562,500
Home Depot, Inc., The	315,730	10,002,326
Johnson Controls, Inc.	287,586	8,771,373
Leggett & Platt, Inc.	344,780	7,847,193
Mattel, Inc.	423,930	9,945,398
McDonald’s Corp.	121,960	9,087,240
Nordstrom, Inc.	287,670	10,701,324
Omnicom Group, Inc.	246,290	9,723,529
Starbucks Corp.	343,000	8,773,940
Total Consumer Discretionary		135,343,613
Consumer Staples - 10.8%
Colgate-Palmolive Co.	125,160	9,619,798
Costco Wholesale Corp.	201,080	12,967,649
H.J. Heinz Co.	165,300	7,830,261
Hershey Foods Corp.	179,890	8,560,965
Kimberly-Clark Corp.	142,430	9,265,072
Philip Morris International, Inc.	213,120	11,938,982
Procter & Gamble Co., The	156,620	9,392,501
Wal-Mart Stores, Inc.	188,160	10,070,323
Whole Foods Market, Inc.*	237,790	8,824,387
Total Consumer Staples		88,469,938
Energy - 5.9%
Chevron Corp.	124,480	10,089,104
Exxon Mobil Corp.	154,440	9,542,848
National-Oilwell Varco, Inc.	208,710	9,281,334
Occidental Petroleum Corp.	113,470	8,884,701
Peabody Energy Corp.	218,940	10,730,249
Total Energy		48,528,236
Financials - 6.9%
Aflac, Inc.	184,790	9,555,491
American Express Co.	244,110	10,259,943
Goldman Sachs Group, Inc.	52,610	7,606,354
Lazard, Ltd., Class A	273,090	9,579,997
Metlife, Inc.	225,000	8,651,250
Wells Fargo & Co.	419,480	10,541,533
Total Financials		56,194,568
Health Care - 9.2%
Abbott Laboratories	240,500	12,563,720
Allergan, Inc.	148,640	9,889,019
Cardinal Health, Inc.	301,690	9,967,838
Eli Lilly and Co.	259,230	9,469,672
Hospira, Inc.*	109,950	6,268,250
McKesson Corp.	135,800	8,389,724
Thermo Fisher Scientific, Inc.*	169,750	8,127,630
Varian Medical Systems, Inc.*	177,455	10,736,027
Total Health Care		75,411,880

Managers Cadence Capital Appreciation Fund (Formerly Allianz CCM Capital Appreciation Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 12.9%
3M Co.	118,940	$10,313,288
Boeing Co., The	154,490	10,279,765
Cooper Industries PLC	169,080	8,273,084
Dover Corp.	187,840	9,807,126
Emerson Electric Co.	196,480	10,346,637
Goodrich Corp.	126,140	9,300,302
Grainger (W.W.), Inc.	86,270	10,275,620
Joy Global, Inc.	129,522	9,107,987
Norfolk Southern Corp.	135,720	8,076,697
Tyco International, Ltd.	249,490	9,163,768
United Parcel Service, Inc., Class B	159,680	10,649,059
Total Industrials		105,593,333
Information Technology - 27.6%
Activision Blizzard, Inc.	876,300	9,481,566
Agilent Technologies, Inc.*	349,500	11,662,815
Apple, Inc.*	124,620	35,360,925
Broadcom Corp., Class A	316,160	11,188,902
Cisco Systems, Inc.*	760,730	16,659,987
eBay, Inc.*	375,550	9,163,420
EMC Corp.*	715,360	14,528,962
Google, Inc.*	33,720	17,729,639
Intel Corp.	569,210	10,945,908
International Business Machines Corp.	97,090	13,023,653
KLA-Tencor Corp.	318,650	11,226,039
Microsoft Corp.	727,580	17,818,434
NetApp, Inc.*	224,200	11,162,918
Oracle Corp.	545,190	14,638,351
QUALCOMM, Inc.	231,830	10,460,170
Xerox Corp.	1,135,140	11,748,699
Total Information Technology		226,800,388
Materials - 6.0%
Cliffs Natural Resources, Inc.	152,670	9,758,666
E.I. du Pont de Nemours & Co.	224,770	10,029,237
International Paper Co.	455,990	9,917,783
Newmont Mining Ltd.,	153,060	9,613,699
PPG Industries, Inc.	136,690	9,951,032
Total Materials		49,270,417
Telecommunication Services - 1.3%
American Tower Corp., Class A*	215,230	11,032,690
Utilities - 1.3%
EQT Corp.	301,690	10,878,941
Total Common Stocks (cost $696,585,809)		807,524,004
Short-Term Investments - 2.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21% (cost $20,436,395)	20,436,395	20,436,395
Total Investments - 100.9% (cost $717,022,204)		827,960,399
Other Assets, less Liabilities - (0.9)%		(7,168,170)
Net Assets - 100.0%		$820,792,229

Managers Cadence Focused Growth Fund (Formerly Allianz CCM Focused Growth Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 13.8%
Amazon.com, Inc.*	4,300	$675,358
DIRECTV, Class A*	14,410	599,888
Ford Motor Co.*	44,770	547,985
McDonald’s Corp.	5,890	438,864
Nordstrom, Inc.	14,820	551,304
Starbucks Corp.	16,870	431,534
Total Consumer Discretionary		3,244,933
Consumer Staples - 11.7%
Hershey Foods Corp.	12,670	602,965
Philip Morris International, Inc.	10,590	593,252
Procter & Gamble Co., The	8,980	538,530
Wal-Mart Stores, Inc.	9,040	483,821
Whole Foods Market, Inc.*	14,300	530,673
Total Consumer Staples		2,749,241
Energy - 6.5%
Alpha Natural Resources, Inc.*	11,690	481,044
Exxon Mobil Corp.	9,290	574,029
St. Mary Land & Exploration Co.	12,400	464,504
Total Energy		1,519,577
Financials - 6.8%
American Express Co.	14,870	624,986
Goldman Sachs Group, Inc.	3,010	435,186
Metlife, Inc.	13,610	523,304
Total Financials		1,583,476
Health Care - 7.8%
Abbott Laboratories	12,420	648,821
Allergan, Inc.	8,910	592,782
Cardinal Health, Inc.	17,470	577,209
Total Health Care		1,818,812
Industrials - 14.8%
3M Co.	6,720	582,691
Boeing Co., The	7,990	531,655
Emerson Electric Co.	11,980	630,867
Joy Global, Inc.	9,110	640,615
Tyco International, Ltd.	14,090	517,526
United Parcel Service, Inc., Class B	8,570	571,533
Total Industrials		3,474,887
Information Technology - 28.4%
Agilent Technologies, Inc.*	19,040	635,365
Apple, Inc.*	3,700	1,049,875
Broadcom Corp., Class A	13,300	470,687
Cisco Systems, Inc.*	24,030	526,257
eBay, Inc.*	21,040	513,376
EMC Corp.*	32,160	653,170
Google, Inc.*	1,240	651,980
Intel Corp.	23,550	452,866
Microsoft Corp.	20,840	510,371
Oracle Corp.	25,850	694,072
QUALCOMM, Inc.	10,980	495,418
Total Information Technology		6,653,437
Materials - 4.8%
E.I. du Pont de Nemours & Co.	10,920	487,250
Newmont Mining Ltd.,	10,160	638,150
Total Materials		1,125,400

Managers Cadence Focused Growth Fund (Formerly Allianz CCM Focused Growth Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Telecommunication Services - 2.1%
American Tower Corp., Class A*	9,810	$502,861
Utilities - 2.0%
EQT Corp.	13,330	480,680
Total Common Stocks (cost $21,065,620)		23,153,304
Short-Term Investments - 1.3%[1]
Dreyfus Cash Management Fund, Institutional Class Shares 0.21% (cost $309,354)	309,354	309,354
Total Investments - 100.0% (cost $21,374,974)		23,462,658
Other Assets, less Liabilities - 0.0%		602
Net Assets - 100.0%		$23,463,260

Managers Cadence Mid-Cap Fund (Formerly Allianz CCM Mid-Cap Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary - 18.7%
Coach, Inc.	236,250	$10,149,300
Darden Restaurants, Inc.	186,700	7,987,026
Expedia, Inc.	303,100	8,550,451
Gentex Corp.	451,500	8,808,765
Guess?, Inc.	171,300	6,959,919
Interpublic Group of Companies, Inc.*	853,670	8,562,310
Limited Brands, Inc.	332,620	8,907,563
Marriott International, Inc.	244,890	8,774,409
Newell Rubbermaid, Inc.	502,470	8,948,991
Panera Bread Co., Class A*	94,390	8,363,898
PetSmart, Inc.	244,410	8,554,350
V.F. Corp.	117,670	9,533,623
Whirlpool Corp.	103,300	8,363,168
Williams-Sonoma, Inc.	300,990	9,541,383
Wyndham Worldwide Corp.	379,470	10,424,041
Total Consumer Discretionary		132,429,197
Consumer Staples - 4.5%
H.J. Heinz Co.	179,750	8,514,757
Herbalife, Ltd.	159,020	9,596,857
Sara Lee Corp.	453,978	6,096,925
Whole Foods Market, Inc.*	204,680	7,595,675
Total Consumer Staples		31,804,214
Energy - 6.0%
Alpha Natural Resources, Inc.*	211,830	8,716,804
Cimarex Energy Co.	119,410	7,902,554
Dresser-Rand Group, Inc.*	275,800	10,174,262
Patterson-UTI Energy, Inc.	491,910	8,401,823
St. Mary Land & Exploration Co.	196,350	7,355,271
Total Energy		42,550,714
Financials - 7.6%
Ameriprise Financial, Inc.	165,130	7,815,603
Arch Capital Group, Ltd.*	103,960	8,711,848
CapitalSource, Inc.	765,690	4,088,785
Lazard, Ltd., Class A	226,990	7,962,809
MSCI, Inc.*	255,440	8,483,162
Public Storage, Inc.	93,770	9,099,441
Transatlantic Holdings, Inc.	150,170	7,631,639
Total Financials		53,793,287
Health Care - 11.0%
AmerisourceBergen Corp.	147,750	4,530,015
CareFusion Corp.*	341,490	8,482,612
Cooper Companies, Inc., The	208,370	9,630,861
Emergency Medical Services Corp., Class A*	170,040	9,054,630
Hill-Rom Holdings, Inc.	302,110	10,842,728
Hospira, Inc.*	93,540	5,332,715
Intuitive Surgical, Inc.*	24,690	7,005,541
Life Technologies Corp.	159,880	7,464,797
Mylan Laboratories, Inc.	433,700	8,157,897
Teleflex, Inc.	132,870	7,544,359
Total Health Care		78,046,155

Managers Cadence Mid-Cap Fund (Formerly Allianz CCM Mid-Cap Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 18.0%
Crane Co.	292,500	$11,097,450
Cummins, Inc.	130,790	11,846,958
Donaldson Co., Inc.	192,680	9,081,008
Dun & Bradstreet Corp., The	109,590	8,125,003
Eaton Corp.	104,020	8,580,610
Hubbell, Inc.	163,820	8,313,865
IHS, Inc., Class A*	160,750	10,931,000
Lennox International, Inc.	189,090	7,883,162
MSC Industrial Direct Co., Class A	127,850	6,909,014
Rockwell Automation, Inc.	149,580	9,233,573
Roper Industries, Inc.	135,850	8,854,703
Thomas & Betts Corp.*	196,530	8,061,660
UAL Corp.*	336,960	7,962,365
WABCO Holdings, Inc.*	260,640	10,931,242
Total Industrials		127,811,613
Information Technology - 24.2%
Akamai Technologies, Inc.*	181,950	9,130,251
Altera Corp.	300,520	9,063,683
Amdocs, Ltd.*	283,190	8,116,225
Amphenol Corp., Class A	145,467	7,124,974
Analog Devices, Inc.	255,340	8,012,569
Compuware Corp.*	930,880	7,940,407
Cypress Semiconductor Corp.*	712,510	8,963,376
Fidelity National Information Services, Inc.	263,365	7,145,093
Global Payments, Inc.	195,090	8,367,410
IAC/InterActiveCorp*	346,260	9,096,250
Intuit, Inc.*	186,820	8,184,584
Microchip Technology, Inc.	289,650	9,109,492
Monster Worldwide, Inc.*	708,580	9,183,197
NetApp, Inc.*	193,530	9,635,859
Rovi Corp.*	188,810	9,517,912
SanDisk Corp.*	182,120	6,674,698
Synopsys, Inc.*	360,840	8,938,007
Teradata Corp.*	259,230	9,995,909
Teradyne, Inc.*	848,930	9,457,080
Zebra Technologies, Corp.*	234,600	7,891,944
Total Information Technology		171,548,920
Materials - 4.6%
Allegheny Technologies, Inc.	145,250	6,746,862
Scotts Co., The, Class A	171,000	8,845,830
Titanium Metals Corp.*	415,810	8,299,568
Valspar Corp., The	258,940	8,247,239
Total Materials		32,139,499
Telecommunication Services - 1.2%
tw telecom, inc.*	469,110	8,711,373
Utilities - 1.0%
ITC Holdings Corp.	115,430	7,185,517
Total Common Stocks (cost $588,641,910)		686,020,489
Short-Term Investments - 3.4%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21% (cost $24,019,217)	24,019,217	24,019,217
Total Investments - 100.2% (cost $612,661,127)		710,039,706
Other Assets, less Liabilities - (0.2)%		(1,076,156)
Net Assets - 100.0%		$708,963,550

Managers Cadence Emerging Companies Fund (Formerly Allianz CCM Emerging Companies Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 18.7%
AFC Enterprises, Inc.*	56,790	$704,196
Amerigon, Inc.*	60,310	621,193
Christopher & Banks Corp.	79,000	624,890
Dorman Products, Inc.*	25,610	789,300
G-III Apparel Group, Ltd.*	18,290	573,940
Interval Leisure Group, Inc.*	32,400	436,428
iRobot Corp.*	26,450	491,177
Joe’s Jeans, Inc.*	230,300	485,933
Kid Brands, Inc.*	58,240	500,864
Leapfrog Enterprises, Inc.*	89,610	491,063
Maidenform Brands, Inc.*	22,890	660,376
McCormick & Schmick’s Seafood Restaurants, Inc.*	54,405	423,271
RC2 Corp.*	27,500	576,125
Select Comfort Corp.*	56,650	384,087
Shuffle Master, Inc.*	62,270	523,691
Stamps.com, Inc.*	50,490	656,370
US Auto Parts Network, Inc.*	78,140	640,748
Zumiez, Inc.*	33,690	712,880
Total Consumer Discretionary		10,296,532
Consumer Staples - 3.8%
B&G Foods, Inc.	41,920	457,766
National Beverage Corp.	38,430	538,020
PriceSmart, Inc.	18,570	540,944
WD-40 Co.	15,280	580,946
Total Consumer Staples		2,117,676
Energy - 5.4%
Bolt Technology Corp.*	44,230	453,358
Geokinetics, Inc.*	111,940	694,028
Gulfport Energy Corp.*	42,680	590,691
VAALCO Energy, Inc.*	111,720	641,273
Warren Resources, Inc.*	156,760	622,337
Total Energy		3,001,687
Financials - 11.2%
Associated Estates Realty Corp.	46,900	655,662
Calamos Asset Management, Inc., Class A	53,800	618,700
Cardtronics, Inc.*	45,680	704,843
Encore Capital Group, Inc.*	27,170	489,603
Evercore Partners, Inc., Class A	21,460	613,971
FBL Financial Group, Inc., Class A	25,080	651,578
HFF, Inc., Class A*	92,150	855,152
Marlin Business Services Corp.*	44,010	528,120
Pzena Investment Management, Inc., Class A	74,280	510,304
Urstadt Biddle Properties, Inc., Class A	28,640	517,811
Total Financials		6,145,744
Health Care - 20.4%
Accelrys, Inc.*	75,840	527,846
Akorn, Inc.*	82,270	332,371
America Service Group, Inc.	36,690	545,947
Clarient, Inc.*	151,070	510,617
CryoLife, Inc.*	93,150	565,420
Emergent BioSolutions, Inc.*	30,060	518,836
HealthStream, Inc.*	107,990	574,507
iCAD, Inc.*	226,276	398,246
Immunomedics, Inc.*	113,210	364,536
Inspire Pharmaceuticals, Inc.*	41,830	248,888
IntegraMed America, Inc.*	60,420	566,740
LeMaitre Vascular, Inc.*	70,460	496,743
MEDTOX Scientific, Inc.*	21,240	247,021
Micromet, Inc.*	83,790	563,069
MWI Veterinary Supply, Inc.*	10,770	621,644

Managers Cadence Emerging Companies Fund (Formerly Allianz CCM Emerging Companies Fund)

September 30, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 20.4% (continued)
National Research	5,727	$149,360
NeurogesX, Inc.*	30,560	211,170
Omnicell, Inc.*	37,620	492,070
Sangamo Biosciences, Inc.*	76,900	263,767
SonoSite, Inc.*	24,530	822,000
Synovis Life Technologies, Inc.*	45,890	686,055
U.S. Physical Therapy, Inc.*	29,360	490,899
Vascular Solutions, Inc.*	45,274	519,746
Young Innovations, Inc.	18,080	517,269
Total Health Care		11,234,767
Industrials - 13.3%
3D Systems Corp.*	35,020	550,164
AAON, Inc.	23,240	546,605
Acacia Research Corp.*	34,530	607,728
Altra Holdings, Inc.*	38,730	570,493
Astronics Corp.*	30,910	539,379
Ceco Environmental Corp.*	94,930	568,631
Dolan Media Co.*	34,510	392,379
DXP Enterprises, Inc.*	35,380	671,512
Interface, Inc., Class A	44,270	629,962
On Assignment, Inc.*	91,270	479,167
Quality Distribution, Inc.*	70,548	449,391
Tennant Co.	16,730	516,957
Vicor Corp.	53,860	786,895
Total Industrials		7,309,263
Information Technology - 21.0%
Alliance Fiber Optic Products, Inc.	71,752	591,236
Amtech Systems, Inc.*	40,020	718,759
Art Technology Group, Inc.*	118,460	489,240
AXT, Inc.*	84,420	558,860
Bottomline Technologies, Inc.*	47,690	732,518
Dice Holdings, Inc.*	60,520	513,210
Entropic Communications, Inc.*	28,170	270,432
ExlService Holdings, Inc.*	28,620	556,659
Forrester Research, Inc.*	16,660	551,113
Hypercom Corp.*	106,030	689,195
Lionbridge Technologies, Inc.*	128,866	554,124
Magma Design Automation, Inc.*	152,910	565,767
Netscout Systems, Inc.*	40,120	822,861
OPNET Technologies, Inc.	29,870	542,140
Perficient, Inc.*	66,840	610,918
Power-One, Inc.*	39,030	354,783
Radiant Systems, Inc.*	38,400	656,640
Renaissance Learning, Inc.	36,700	373,973
Travelzoo, Inc.*	10,880	280,269
Ultratech Stepper, Inc.*	31,390	536,769
Web.com Group, Inc.*	107,020	588,610
Total Information Technology		11,558,076
Materials - 2.1%
Boise, Inc.*	97,770	634,527
Haynes International, Inc.	15,670	547,197
Total Materials		1,181,724
Total Common Stocks (cost $46,232,034)		52,845,469
Short-Term Investments - 5.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.21% (cost $3,245,384)	3,245,384	3,245,384
Total Investments - 101.8% (cost $49,477,418)		56,090,853
Other Assets, less Liabilities - (1.8)%		(1,014,743)
Net Assets - 100.0%		$55,076,110

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$717,965,204	$124,572,577	($14,577,382)	$109,995,195
Managers Cadence Focused Growth Fund	21,554,974	2,692,033	(784,349)	1,907,684
Managers Cadence Mid-Cap Fund	613,137,127	108,216,262	(11,313,683)	96,902,579
Managers Cadence Emerging Companies Fund	49,953,418	7,883,778	(1,746,343)	6,137,435

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its September 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Managers Cadence Capital Appreciation Fund
Investments in Securities
Common Stocks[1]	$807,524,004	—	—	$807,524,004
Short-Term Investments	20,436,395	—	—	20,436,395

Total Investments in Securities	$827,960,399	—	—	$827,960,399

	Level 1	Level 2	Level 3	Total
Managers Cadence Focused Growth Fund
Investments in Securities
Common Stocks[1]	$23,153,304	—	—	$23,153,304
Short-Term Investments	309,354	—	—	309,354

Total Investments in Securities	$23,462,658	—	—	$23,462,658

Notes to Schedules of Portfolio Investments (unaudited)—(Continued)

	Level 1	Level 2	Level 3	Total
Managers Cadence Mid-Cap Fund
Investments in Securities
Common Stocks[1]	$686,020,489	—	—	$686,020,489
Short-Term Investments	24,019,217	—	—	24,019,217

Total Investments in Securities	$710,039,706	—	—	$710,039,706

	Level 1	Level 2	Level 3	Total
Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks[1]	$52,845,469	—	—	$52,845,469
Short-Term Investments	3,245,384	—	—	3,245,384

Total Investments in Securities	$56,090,853	—	—	$56,090,853

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 19, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 19, 2010